General information (Details)	6 Months Ended
Jun. 30, 2022 rig
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of offshore drilling units owned and operated	21
Number of leased rigs	2
Number of offshore drilling units managed and operated for related parties	7
Related Party Transaction [Line Items]
Number of offshore drilling units managed and operated for related parties	7
Rig reactivation costs | Minimum
Related Party Transaction [Line Items]
Estimated economic useful life	2 years
Rig reactivation costs | Maximum
Related Party Transaction [Line Items]
Estimated economic useful life	5 years
SeaMex Limited
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of offshore drilling units managed and operated for related parties	5
Related Party Transaction [Line Items]
Number of offshore drilling units managed and operated for related parties	5
Sonadrill
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of offshore drilling units managed and operated for related parties	2
Related Party Transaction [Line Items]
Number of offshore drilling units managed and operated for related parties	2